Share Based Payment - Summary of Vesting Period and Options Outstanding (Parenthetical) (Detail)		1 Months Ended	12 Months Ended
	Jan. 02, 2017 Options	Sep. 30, 2017 yr Options	Dec. 31, 2017 BRL (R$) yr Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments, granted | Options		255,000	3,906,300
Expected life (years) | yr		5
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weghted average estimated fair value of options granted | R$			R$ 6.30
Expected life (years) | yr			5
Weghted average estimated fair value of options share options exercisable | R$			R$ 2.83
Rumo S.A. [member] | Two thousand and fifteen plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments, granted | Options			1,522,220
Weghted average estimated fair value of options granted | R$			R$ 6.10
Expected life (years) | yr			5
Rumo S.A. [member] | 2016 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments, granted | Options	1,522,220		1,513,180
Weghted average estimated fair value of options granted | R$			R$ 6.10
Expected life (years) | yr			5